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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                           Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2010 through June 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



Pioneer Research Fund

--------------------------------------------------------------------------------
Semiannual Report | June 30, 2010
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PATMX
Class B   PBTMX
Class C   PCTMX
Class Y   PRFYX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            7
Prices and Distributions                                     8
Performance Update                                           9
Comparing Ongoing Fund Expenses                             13
Schedule of Investments                                     15
Financial Statements                                        24
Notes to Financial Statements                               32
Trustees, Officers and Service Providers                    40


                     Pioneer Research Fund | Semiannual Report | 6/30/2010     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Research Fund | Semiannual Report | 6/30/2010

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                     Pioneer Research Fund | Semiannual Report | 6/30/2010     3

Portfolio Management Discussion | 6/30/10

In the following interview, Paul Cloonan, CFA, Head of U.S. Equity Research at Pioneer Investments, discusses the six months ended June 30, 2010, and the factors influencing Pioneer Research Fund's performance during that period. Mr. Cloonan is part of the management team responsible for the day-to-day management of the Fund.

Q Could you describe the investment environment over the six months ended June 30, 2010?

A The year 2010 began with optimism about a continued recovery in the U.S. and global economies that would help support corporate earnings growth and a recovery in stock valuations. However, this earlier optimism faded as several concerns commanded investors' attention, such as fiscal problems in Europe, slowing growth in China, increased regulation and taxation in the U.S., and the potential for a "double dip" global recession. Those issues led to broad-based risk aversion and increased selling pressure on equities. As a result, the Standard & Poor's 500 Index (the S&P 500) reversed the gains that had been achieved through April of 2010 and ended the first half of the year with a negative total return.

Q How did the Fund perform in that environment over the six month ended June 30, 2010?

A Pioneer Research Fund's Class A shares returned -8.04% at net asset value over the six months ended June 30, 2010, while the Fund's benchmark, the S&P 500, returned -6.64%. Over the same period, the average return of the 1,021 funds in Lipper's Large Cap Core category returned -7.87%.

   The correlation among stocks was very high in the last few months as risk aversion increased. In other words, investors simply sold down all equity exposures, leading to broad declines across the majority of stocks. With stocks selling off somewhat indiscriminately based on top-down macroeconomic factors, it was a more challenging period for our investment strategy of bottom-up stock picking.

Q What specific factors contributed to the Fund's underperformance of the S&P 500 and its Lipper peers over the six months ended June 30, 2010?

A Consistent with our strategy, the Fund's relative performance is primarily driven by stock selection rather than sector selection. The Fund had relatively weak stock performance within the diversified financials, and pharmaceuticals and biotech sectors, while having relatively strong stock performance within the consumer services and bank sectors.


4     Pioneer Research Fund | Semiannual Report | 6/30/2010

   Diversified financials was the weakest area of benchmark-relative performance for the Fund over the six months ended June 30, 2010. In this group, the Fund's position in Lazard underperformed the sector due to concerns related to a slowdown in merger and acquisition (M&A) advisory services and asset management services. In addition, there is an overhang of Lazard shares that may be sold in the market, as the last major tranche of unvested shares from the firm's initial public offering is scheduled to vest this year. We believe the issues affecting Lazard are temporary, and so we continue to hold the stock due to its strong franchise and strong balance sheet.

   In pharmaceuticals and biotech, the Fund's position in InterMune declined sharply because the Food and Drug Administration (FDA) requested that the company perform an additional clinical trial in order to gain FDA approval for a drug currently in development. We sold the Fund's position in InterMune following that announcement because the company will now likely face a long period of uncertainty, as it will take several years to conduct another clinical trial.

   In consumer services, the Fund's position in Starbucks performed relatively well; the company has made progress in improving profit margins as well as driving growth in new initiatives, such as its "Seattle's Best" brand.

   In the bank sector, the Fund's position in KeyCorp performed well, as the company has been more prudent than many of its peers with regard to loan loss provisioning. In addition, KeyCorp has less exposure to areas of the U.S. that have had the most significant decline in property prices.

Q What were some of the more noteworthy changes that you made to the Fund's portfolio over the six months ended June 30, 2010?

A We made a number of noteworthy additions to the Fund in the last six months. Early in 2010, we added ExxonMobil and sold Anadarko Petroleum and Occidental Petroleum. Shares of Anadarko and Occidental had risen to a price close to our estimation of fair value, while ExxonMobil offered more compelling upside to valuation. In addition, we believe that ExxonMobil has improved its growth profile and has strong returns on capital. In April, we added United Parcel Service (UPS) to the Fund and sold FedEx. We believe that UPS is now a more attractive investment than FedEx because UPS enhanced their earnings potential through restructuring and the company has, in our opinion, a more favorable business mix. In June, we added Procter & Gamble while selling Fund positions in Colgate-Palmolive and Alberto-Culver. Procter & Gamble has refocused its resources in the core consumer product categories and is set to launch new products that should drive growth and market share gains.


                     Pioneer Research Fund | Semiannual Report | 6/30/2010     5

Q The last few months of the reporting period saw new concerns arise about the strength and durability of the global economic recovery, particular relating to the government-debt problems in parts of Europe and persistent high unemployment, in addition to a very large budget deficit, in the United States. Given the recent negative developments, has your outlook changed from what it was six months ago?

A We believe that economic growth may not be as strong as we had expected earlier in the year. We believe, however, that the U.S. economy will continue to grow and that the overall economic environment will still support corporate earnings growth. In addition, corporate balance sheets and cash flow are strong, which may lead to increased M&A activity, share repurchases and dividend increases. We believe valuations of U.S. equities are attractive and we are optimistic about the prospects for U.S. equity returns.

   We will continue to focus our efforts on stock picking, the Fund's key competitive advantage, and its primary performance driver over the long term. Our approach to stock picking emphasizes bottom-up, fundamental analysis. We believe our approach is durable and repeatable and can deliver reasonable investment results across the business cycle and in a variety of market conditions.


Please refer to the Schedule of Investments on pages 15-23 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Research Fund | Semiannual Report | 6/30/2010

Portfolio Summary | 6/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       94.0%
Temporary Cash Investments                                3.9%
International Common Stocks                               1.3%
Depositary Receipts for International Stocks              0.8%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   18.8%
Financials                                               16.1%
Health Care                                              12.2%
Consumer Staples                                         11.7%
Energy                                                   10.6%
Industrials                                              10.6%
Consumer Discretionary                                   10.1%
Utilities                                                 3.7%
Materials                                                 3.3%
Telecommunication Services                                2.9%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   JPMorgan Chase & Co.                                          3.79%
 2.   Exxon Mobil Corp.                                             3.64
 3.   Apple, Inc.                                                   2.80
 4.   Microsoft Corp.                                               2.53
 5.   Procter & Gamble Co.                                          2.19
 6.   Pfizer, Inc.                                                  1.97
 7.   Wells Fargo & Co.                                             1.92
 8.   Google, Inc.                                                  1.92
 9.   Comcast Corp.                                                 1.87
10.   3M Corp.                                                      1.82

* This list excludes temporary cash and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.



                     Pioneer Research Fund | Semiannual Report | 6/30/2010     7

Prices and Distributions | 6/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                 6/30/10           12/31/09
--------------------------------------------------------------------------------
       A                   $ 7.55            $ 8.21
--------------------------------------------------------------------------------
       B                   $ 7.14            $ 7.80
--------------------------------------------------------------------------------
       C                   $ 7.19            $ 7.85
--------------------------------------------------------------------------------
       Y                   $ 7.63            $ 8.28
--------------------------------------------------------------------------------


Distributions per Share: 1/1/10-6/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Net Investment        Short-Term        Long-Term
      Class         Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A          $ --                  $ --              $ --
--------------------------------------------------------------------------------
       B          $ --                  $ --              $ --
--------------------------------------------------------------------------------
       C          $ --                  $ --              $ --
--------------------------------------------------------------------------------
       Y          $ --                  $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-12.


8     Pioneer Research Fund | Semiannual Report | 6/30/2010

Performance Update | 6/30/10                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                      Net Asset       Public Offering
Period                                Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
10 Years                              -1.40%          -1.99%
5 Years                                0.30           -0.88
1 Year                                12.76            6.33
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                       1.62%           1.25%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer       Standard &
                    Research      Poor's 500
                      Fund          Index
6/00                 9,425           10,000
                     7,977            8,518
6/02                 6,539            6,987
                     6,356            7,004
6/04                 7,446            8,342
                     8,060            8,869
6/06                 9,001            9,633
                    10,866           11,615
6/08                 9,564           10,092
                     7,257            7,448
6/10                 8,183            8,523


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2012 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Research Fund | Semiannual Report | 6/30/2010     9

Performance Update | 6/30/10                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
10 Years                              -2.23%          -2.23%
5 Years                               -0.59           -0.59
1 Year                                11.66            7.66
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                       2.54%           2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer       Standard &
                    Research      Poor's 500
                      Fund          Index
6/00                10,000           10,000
                     8,408            8,518
6/02                 6,834            6,987
                     6,592            7,004
6/04                 7,663            8,342
                     8,225            8,869
6/06                 9,101            9,633
                    10,892           11,615
6/08                 9,505           10,092
                     7,151            7,448
6/10                 7,985            8,523


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2011 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Research Fund | Semiannual Report | 6/30/2010

Performance Update | 6/30/10                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
10 Years                              -2.17%          -2.17%
5 Years                               -0.55           -0.55
1 Year                                11.73           11.73
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                       2.50%           2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer       Standard &
                    Research      Poor's 500
                      Fund          Index
6/00                10,000           10,000
                     8,411            8,518
6/02                 6,849            6,987
                     6,617            7,004
6/04                 7,686            8,342
                     8,257            8,869
6/06                 9,131            9,633
                    10,945           11,615
6/08                 9,565           10,092
                     7,189            7,448
6/10                 8,033            8,523


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2011 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                    Pioneer Research Fund | Semiannual Report | 6/30/2010     11

Performance Update | 6/30/10                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2010)
--------------------------------------------------------------------------------
                                      If              If
Period                                Held            Redeemed
--------------------------------------------------------------------------------
10 Years                              -1.22%          -1.22%
5 Years                                0.63            0.63
1 Year                                13.02           13.02
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                       0.97%           0.97%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer       Standard &
                    Research      Poor's 500
                      Fund          Index
6/00                10,000           10,000
                     8,464            8,518
6/02                 6,938            6,987
                     6,744            7,004
6/04                 7,900            8,342
                     8,568            8,869
6/06                 9,569            9,633
                    11,614           11,615
6/08                10,264           10,092
                     7,822            7,448
6/10                 8,841            8,523


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on August 11, 2004, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Research Fund | Semiannual Report | 6/30/2010

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from January 1, 2010 through June 30, 2010.


--------------------------------------------------------------------------------------
Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/10
--------------------------------------------------------------------------------------
Ending Account          $   919.60       $   915.40       $   915.90       $   921.50
Value on 6/30/10
--------------------------------------------------------------------------------------
Expenses Paid           $     5.95       $    10.21       $    10.21       $     4.43
During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.93% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                    Pioneer Research Fund | Semiannual Report | 6/30/2010     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2010 through June 30, 2010.


--------------------------------------------------------------------------------------
Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 1/1/10
--------------------------------------------------------------------------------------
Ending Account          $ 1,018.60       $ 1,014.13       $ 1,014.13       $ 1,020.18
Value on 6/30/10
--------------------------------------------------------------------------------------
Expenses Paid           $     6.26       $    10.74       $    10.74       $     4.66
During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15%, and 0.93% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14     Pioneer Research Fund | Semiannual Report | 6/30/2010

Schedule of Investments | 6/30/10 (unaudited)


---------------------------------------------------------------------------
 Shares                                                           Value
---------------------------------------------------------------------------
             COMMON STOCKS -- 99.2%
             ENERGY -- 10.5%
             Integrated Oil & Gas -- 3.6%
  35,600     Exxon Mobil Corp.                                  $ 2,031,692
---------------------------------------------------------------------------
             Oil & Gas Drilling -- 0.8%
  25,200     Nabors Industries, Inc.*                           $   444,024
---------------------------------------------------------------------------
             Oil & Gas Equipment & Services -- 1.1%
  25,100     Halliburton Co.*                                   $   616,205
---------------------------------------------------------------------------
             Oil & Gas Exploration & Production -- 4.1%
   8,232     Apache Corp.                                       $   693,052
  10,300     Devon Energy Corp.                                     627,476
  10,600     Range Resources Corp.                                  425,590
  15,200     Southwestern Energy Co.*                               587,328
                                                                -----------
                                                                $ 2,333,446
---------------------------------------------------------------------------
             Oil & Gas Storage & Transportation -- 0.9%
  44,242     El Paso Corp.                                      $   491,529
                                                                -----------
             Total Energy                                       $ 5,916,896
---------------------------------------------------------------------------
             MATERIALS -- 3.2%
             Diversified Chemical -- 0.8%
  19,500     Dow Chemical Co.                                   $   462,540
---------------------------------------------------------------------------
             Diversified Metals & Mining -- 0.9%
   8,400     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   496,692
---------------------------------------------------------------------------
             Industrial Gases -- 0.7%
   6,400     Air Products & Chemicals, Inc.                     $   414,784
---------------------------------------------------------------------------
             Paper Packaging -- 0.8%
  20,200     Packaging Corp. of America                         $   444,804
                                                                -----------
             Total Materials                                    $ 1,818,820
---------------------------------------------------------------------------
             CAPITAL GOODS -- 8.2%
             Aerospace & Defense -- 2.4%
   7,508     Northrop Grumman Corp.*                            $   408,736
  14,790     United Technologies Corp.                              960,019
                                                                -----------
                                                                $ 1,368,755
---------------------------------------------------------------------------
             Construction & Engineering -- 0.8%
  21,646     KBR, Inc.                                          $   440,280
---------------------------------------------------------------------------
             Industrial Conglomerates -- 2.6%
  12,825     3M Co.                                             $ 1,013,047
  25,400     Textron, Inc.                                          430,276
                                                                -----------
                                                                $ 1,443,323
---------------------------------------------------------------------------
             Industrial Machinery -- 2.4%
  12,572     Crane Co.                                          $   379,800
  18,617     Kennametal, Inc.                                       473,430


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     15

---------------------------------------------------------------------
 Shares                                                     Value
---------------------------------------------------------------------
            Industrial Machinery -- (continued)
   9,793    SPX Corp.                                     $   517,168
                                                          -----------
                                                          $ 1,370,398
                                                          -----------
            Total Capital Goods                           $ 4,622,756
---------------------------------------------------------------------
            TRANSPORTATION -- 2.3%
            Air Freight & Couriers -- 0.9%
   9,000    United Parcel Service, Inc.                   $   512,010
---------------------------------------------------------------------
            Railroads -- 1.4%
   7,800    CSX Corp.                                     $   387,114
   5,600    Union Pacific Corp.                               389,256
                                                          -----------
                                                          $   776,370
                                                          -----------
            Total Transportation                          $ 1,288,380
---------------------------------------------------------------------
            CONSUMER SERVICES -- 3.1%
            Hotels, Resorts & Cruise Lines -- 0.7%
  12,802    Marriott International, Inc. (b)              $   383,292
---------------------------------------------------------------------
            Restaurants -- 2.4%
   8,074    McDonald's Corp.                              $   531,834
  33,800    Starbucks Corp.                                   821,340
                                                          -----------
                                                          $ 1,353,174
                                                          -----------
            Total Consumer Services                       $ 1,736,466
---------------------------------------------------------------------
            MEDIA -- 3.3%
            Advertising -- 0.3%
  22,900    The Interpublic Group of Companies, Inc.*     $   163,277
---------------------------------------------------------------------
            Broadcasting -- 0.4%
  19,200    CBS Corp. (Class B)                           $   248,256
---------------------------------------------------------------------
            Cable & Satellite -- 1.9%
  60,100    Comcast Corp.                                 $ 1,043,937
---------------------------------------------------------------------
            Movies & Entertainment -- 0.7%
  13,443    Viacom, Inc. (Class B)                        $   421,707
                                                          -----------
            Total Media                                   $ 1,877,177
---------------------------------------------------------------------
            RETAILING -- 3.6%
            Apparel Retail -- 0.4%
  11,500    Gap, Inc.                                     $   223,790
---------------------------------------------------------------------
            Department Stores -- 0.7%
  20,000    Macy's, Inc.                                  $   358,000
---------------------------------------------------------------------
            General Merchandise Stores -- 1.5%
   8,700    Family Dollar Stores, Inc.                    $   327,903
  10,581    Target Corp.                                      520,268
                                                          -----------
                                                          $   848,171
---------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

16     Pioneer Research Fund | Semiannual Report | 6/30/2010

-------------------------------------------------------------------
 Shares                                                   Value
-------------------------------------------------------------------
            Internet Retail -- 1.0%
   5,200    Amazon.com, Inc.*                           $   568,152
                                                        -----------
            Total Retailing                             $ 1,998,113
-------------------------------------------------------------------
            FOOD & DRUG RETAILING -- 2.6%
            Drug Retail -- 1.0%
  18,859    CVS/Caremark Corp.                          $   552,946
-------------------------------------------------------------------
            Hypermarkets & Supercenters -- 1.6%
  19,250    Wal-Mart Stores, Inc.                       $   925,348
                                                        -----------
            Total Food & Drug Retailing                 $ 1,478,294
-------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 6.1%
            Brewers -- 1.3%
  15,200    Anheuser-Busch Inbev NV                     $   739,627
-------------------------------------------------------------------
            Distillers & Vintners -- 0.4%
  14,600    Constellation Brands, Inc.*                 $   228,052
-------------------------------------------------------------------
            Packaged Foods & Meats -- 0.9%
  10,900    Hershey Foods Corp.                         $   522,437
-------------------------------------------------------------------
            Soft Drinks -- 2.2%
  17,300    Coca-Cola Co.                               $   867,076
   9,300    Hansen Natural Corp.*                           363,723
                                                        -----------
                                                        $ 1,230,799
-------------------------------------------------------------------
            Tobacco -- 1.3%
  16,050    Phillip Morris International, Inc.          $   735,732
                                                        -----------
            Total Food, Beverage & Tobacco              $ 3,456,647
-------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
            Household Products -- 2.2%
  20,400    Procter & Gamble Co.*                       $ 1,223,592
-------------------------------------------------------------------
            Personal Products -- 0.6%
   6,300    Estee Lauder Co.                            $   351,099
                                                        -----------
            Total Household & Personal Products         $ 1,574,691
-------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 3.5%
            Health Care Equipment -- 1.4%
   7,200    Baxter International, Inc.                  $   292,608
   7,200    Covidien, Ltd.                                  289,296
   3,700    Hospira, Inc.*                                  212,565
                                                        -----------
                                                        $   794,469
-------------------------------------------------------------------
            Health Care Services -- 0.6%
   5,300    DaVita, Inc.*                               $   330,932
-------------------------------------------------------------------
            Managed Health Care -- 1.5%
  11,100    Aetna, Inc.                                 $   292,818


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     17

--------------------------------------------------------------------------
 Shares                                                          Value
--------------------------------------------------------------------------
             Managed Health Care -- (continued)
  19,700     United Healthcare Group, Inc.                         559,480
                                                                ----------
                                                               $   852,298
                                                               -----------
             Total Health Care Equipment & Services            $ 1,977,699
--------------------------------------------------------------------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 8.6%
             Biotechnology -- 2.5%
   7,134     Advanced Magnetics, Inc.*(b)                      $   245,053
   4,000     Alexion Pharmaceuticals, Inc.*                        204,760
   8,900     Amgen, Inc.*                                          468,140
   9,140     Cubist Pharmaceuticals, Inc.*                         188,284
  13,500     Incyte Genomics, Inc.*(b)                             149,445
   5,200     Vertex Pharmaceuticals, Inc.*(b)                      171,080
                                                               -----------
                                                               $ 1,426,762
--------------------------------------------------------------------------
             Life Sciences Tools & Services -- 0.5%
   5,500     Thermo Fisher Scientific, Inc.*                   $   269,775
--------------------------------------------------------------------------
             Pharmaceuticals -- 5.6%
  14,900     Bristol-Myers Squibb Co.                          $   371,606
  27,600     Merck & Co., Inc.                                     965,172
  14,400     Mylan, Inc.*(b)                                       245,376
  77,200     Pfizer, Inc.                                        1,100,872
   8,409     Teva Pharmaceutical Industries, Ltd. (A.D.R.)         437,184
                                                               -----------
                                                               $ 3,120,210
                                                               -----------
             Total Pharmaceuticals & Biotechnology             $ 4,816,747
--------------------------------------------------------------------------
             BANKS -- 3.8%
             Diversified Banks -- 1.9%
  41,900     Wells Fargo & Co.                                 $ 1,072,640
--------------------------------------------------------------------------
             Regional Banks -- 1.9%
  89,600     KeyCorp                                           $   689,024
   6,086     PNC Bank Corp.                                        343,859
                                                               -----------
                                                               $ 1,032,883
                                                               -----------
             Total Banks                                       $ 2,105,523
--------------------------------------------------------------------------
             DIVERSIFIED FINANCIALS -- 8.1%
             Asset Management & Custody Banks -- 0.9%
   5,874     Franklin Resources, Inc.                          $   506,280
--------------------------------------------------------------------------
             Diversified Financial Services -- 3.7%
  57,700     JPMorgan Chase & Co.                              $ 2,112,397
--------------------------------------------------------------------------
             Investment Banking & Brokerage -- 3.5%
  22,699     Lazard, Ltd.                                      $   606,290
  39,400     Morgan Stanley Co.                                    914,473
  27,800     TD Ameritrade Holding Corp.*                          425,340
                                                               -----------
                                                               $ 1,946,103
                                                               -----------
             Total Diversified Financials                      $ 4,564,780
--------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

18     Pioneer Research Fund | Semiannual Report | 6/30/2010

---------------------------------------------------------------------
 Shares                                                     Value
---------------------------------------------------------------------
            INSURANCE -- 4.2%
            Life & Health Insurance -- 2.0%
   7,100    Aflac, Inc.                                   $   302,957
   6,900    Prudential Financial, Inc.                        370,254
  19,600    Unum Group                                        425,320
                                                          -----------
                                                          $ 1,098,531
---------------------------------------------------------------------
            Property & Casualty Insurance -- 2.2%
  15,300    ACE, Ltd.                                     $   787,644
  15,200    Allstate Corp.                                    436,696
                                                          -----------
                                                          $ 1,224,340
                                                          -----------
            Total Insurance                               $ 2,322,871
---------------------------------------------------------------------
            SOFTWARE & SERVICES -- 8.7%
            Application Software -- 1.3%
   5,829    Citrix Systems, Inc.*                         $   246,159
  34,300    Compuware Corp.*                                  273,714
  16,100    Nuance Communications, Inc.*(b)                   240,695
                                                          -----------
                                                          $   760,568
---------------------------------------------------------------------
            Internet Software & Services -- 2.6%
   2,400    Google, Inc.*                                 $ 1,067,880
  27,213    Yahoo! Inc.*                                      376,356
                                                          -----------
                                                          $ 1,444,236
---------------------------------------------------------------------
            Systems Software -- 4.8%
  61,344    Microsoft Corp.                               $ 1,411,525
  45,213    Oracle Corp.                                      970,271
   7,817    Rovi Corp.*(b)                                    296,342
                                                          -----------
                                                          $ 2,678,138
                                                          -----------
            Total Software & Services                     $ 4,882,942
---------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 7.5%
            Communications Equipment -- 2.9%
  45,937    Cisco Systems, Inc.*                          $   978,917
  20,100    Qualcomm, Inc.                                    660,084
                                                          -----------
                                                          $ 1,639,001
---------------------------------------------------------------------
            Computer Hardware -- 3.5%
   6,200    Apple, Inc.*                                  $ 1,559,486
  33,400    Dell, Inc.*                                       402,804
                                                          -----------
                                                          $ 1,962,290
---------------------------------------------------------------------
            Electronic Equipment & Instruments -- 0.5%
  10,100    Flir Systems, Inc.*                           $   293,809
---------------------------------------------------------------------
            Office Electronics -- 0.6%
  40,800    Xerox Corp.                                   $   328,032
                                                          -----------
            Total Technology Hardware & Equipment         $ 4,223,132
---------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     19

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
                    SEMICONDUCTORS -- 2.5%
                    Semiconductors -- 2.5%
        53,300      Atmel Corp.*                                     $   255,840
        47,500      Intel Corp.                                          923,875
        32,400      ON Semiconductor Corp.*                              206,712
                                                                     -----------
                                                                     $ 1,386,427
                                                                     -----------
                    Total Semiconductors                             $ 1,386,427
--------------------------------------------------------------------------------
                    TELECOMMUNICATION SERVICES -- 2.9%
                    Integrated Telecommunication Services -- 2.9%
        16,600      CenturyLink, Inc. (b)                            $   552,946
        22,652      Verizon Communications, Inc.                         634,709
        42,610      Windstream Corp.                                     449,962
                                                                     -----------
                                                                     $ 1,637,617
                                                                     -----------
                    Total Telecommunication Services                 $ 1,637,617
--------------------------------------------------------------------------------
                    UTILITIES -- 3.7%
                    Electric Utilities -- 0.9%
        18,900      PPL Corp.                                        $   471,555
--------------------------------------------------------------------------------
                    Gas Utilities -- 0.6%
         9,300      EQT Corp.                                        $   336,102
--------------------------------------------------------------------------------
                    Multi-Utilities -- 2.2%
        19,900      Public Service Enterprise Group, Inc.            $   623,467
        13,486      Sempra Energy Corp.                                  631,010
                                                                     -----------
                                                                     $ 1,254,477
                                                                     -----------
                    Total Utilities                                  $ 2,062,134
--------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost $53,615,180)                               $55,748,112
--------------------------------------------------------------------------------
 Principal
 Amount ($)
--------------------------------------------------------------------------------
                    TEMPORARY CASH INVESTMENTS -- 4.0%
                    SECURITIES LENDING COLLATERAL -- 4.0% (c)
                    Certificates of Deposit:
        66,035      Bank of Nova Scotia, 0.47%, 9/7/10               $    66,035
        66,035      Barclays, 0.30%, 7/23/10                              66,035
        72,634      CBA Financial, 0.56%, 1/3/11                          72,634
        66,035      Deutschebank, 0.30%, 7/19/10                          66,035
        39,621      DnB NOR Bank ASA NY, 0.49%, 8/26/10                   39,621
        66,035      Rabobank Nederland NY, 0.23%, 7/6/10                  66,035
        66,035      Royal Bank of Canada, 0.26%, 1/21/11                  66,035
        66,035      Svenska NY, 0.265%, 7/19/10                           66,035
                                                                     -----------
                                                                     $   508,465
--------------------------------------------------------------------------------
                    Commercial Paper:
        39,621      American Honda Finance, 0.38%, 5/4/11            $    39,621
        26,414      American Honda Finance, 0.38%, 4/15/11                26,414


The accompanying notes are an integral part of these financial statements.

20     Pioneer Research Fund | Semiannual Report | 6/30/2010

--------------------------------------------------------------------------------
Principal
Amount ($)                                                             Value
--------------------------------------------------------------------------------
                  Commercial Paper: -- (continued)
      8,736       Caterpillar Financial Services, 0.47%, 8/20/10     $     8,736
     66,047       Federal Home Loan Bank, 0.31%, 6/1/11                   66,047
     26,410       NABPP, 0.28%, 7/19/10                                   26,410
     33,003       PARFIN, 0.39%, 8/11/10                                  33,003
     66,032       SOCNAM, 0.28%, 7/6/10                                   66,032
     52,792       CHARF, 0.46%, 8/23/10                                   52,792
     39,590       CLIPPR, 0.45%, 9/1/10                                   39,590
     27,485       FAIRPP, 0.50%, 8/16/10                                  27,485
     32,991       FASCO, 0.46%, 9/2/10                                    32,991
     30,349       FASCO, 0.45%, 9/9/10                                    30,349
     46,222       SRCPP, 0.26%, 7/7/10                                    46,222
     46,332       STRAIT, 0.43%, 8/23/10                                  46,332
     31,857       TBLLC, 0.40%, 8/9/10                                    31,857
     66,021       Varfun, 0.29%, 7/26/10                                  66,021
     59,703       CME, Inc., 1.00%, 8/6/10                                59,703
     19,814       GE Capital Corp., 0.64%, 8/20/10                        19,814
      7,148       GE Capital Corp., 0.40%, 10/21/10                        7,148
      7,197       GE Capital Corp., 0.35%, 10/6/10                         7,197
     33,014       GE, 0.37%, 1/26/11                                      33,014
      6,598       GE Capital Corp., 0.33%, 6/6/11                          6,598
      7,363       John Deere Capital Corp., 0.32%, 7/16/10                 7,363
     55,842       JPMorgan Chase & Co., 0.57%, 9/24/10                    55,842
     74,864       Santander, 0.30%, 7/23/10                               74,864
     66,035       Toyota Motor Credit Corp., 0.35%, 1/10/11               66,035
     39,623       Wachovia, 0.64%, 3/22/11                                39,623
     18,492       Wal-Mart Stores, Inc., 0.22%, 7/1/10                    18,492
     26,409       WFC, 0.60%, 12/2/10                                     26,409
     66,035       WESTPAC, 0.39%, 11/5/10                                 66,035
                                                                     -----------
                                                                     $ 1,128,039
--------------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
     82,847       Barclays, 0.1%, 7/1/10                             $    82,847
    165,086       Deutsche Bank, 0.3%, 7/1/10                            165,086
    198,104       RBS Securities, Inc., 0.5%, 7/1/10                     198,104
                                                                     -----------
                                                                     $   446,037
--------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------
                  Money Market Mutual Funds:
     99,052       BlackRock Liquidity Temp Cash Fund                 $    99,052
     99,052       Dreyfus Preferred Money Market Fund                     99,052
                                                                     -----------
                                                                     $   198,104
                                                                     -----------
                  Total Securities Lending Collateral                $ 2,280,645
--------------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $2,280,645)                                  $ 2,280,645
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     21

--------------------------------------------------------------------
 Shares                                                   Value
--------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 103.2%
            (Cost $55,895,825) (a)                      $58,028,757
--------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (3.2)%      $(1,819,953)
--------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                  $56,208,804
====================================================================


(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At June 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $58,792,053 was as follows:


            Aggregate gross unrealized gain for all investments in which there is an
              excess of value over tax cost                                             $ 5,581,118
            Aggregate gross unrealized loss for all investments in which there is an
              excess of tax cost over value                                              (6,344,414)
                                                                                        -----------
            Net unrealized loss                                                         $  (763,296)
                                                                                        ===========

(b)      At June 30, 2010, the following securities were out on loan:


---------------------------------------------------------------
    Shares       Security                              Value
---------------------------------------------------------------
      6,200    Advanced Magnetics, Inc. *            $  212,970
     15,000    CenturyLink, Inc.                        499,650
     13,300    Incyte Genomics, Inc. *                  147,231
     12,600    Marriott International, Inc.             377,244
      1,100    Martin Marietta Materials, Inc. +         93,291
     10,700    Mylan, Inc. *                            182,328
     15,720    Nuance Communications, Inc. *            235,014
      7,200    Rovi Corp. *                             272,952
      5,100    Vertex Pharmaceuticals, Inc. *           167,790
---------------------------------------------------------------
               Total                                 $2,188,470
===============================================================

+        Indicates a pending sale as of June 30, 2010.

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2010 aggregated $24,202,499 and $27,386,071, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.

22     Pioneer Research Fund | Semiannual Report | 6/30/2010

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:


---------------------------------------------------------------------------------
                               Level 1        Level 2      Level 3    Total
---------------------------------------------------------------------------------
 Common Stocks                 $55,748,112    $       --      $--     $55,748,112
 Temporary Cash Investments             --     2,082,541       --       2,082,541
 Money Market Mutual Funds         198,104            --       --         198,104
---------------------------------------------------------------------------------
  Total                        $55,946,216    $2,082,541      $--     $58,028,757
=================================================================================


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     23

Statement of Assets and Liabilities | 6/30/10 (unaudited)


ASSETS:
  Investment in securities (including securities loaned of $2,188,470)
   (cost $55,895,825)                                                      $ 58,028,757
  Cash                                                                          418,048
  Receivables --
   Investment securities sold                                                 1,098,663
   Fund shares sold                                                              20,065
   Dividends                                                                     76,999
  Other                                                                          27,479
---------------------------------------------------------------------------------------
     Total assets                                                          $ 59,670,011
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $  1,115,142
   Fund shares repurchased                                                       13,476
   Upon return of securities loaned                                           2,280,645
  Due to affiliates                                                              14,253
  Accrued expenses                                                               37,691
---------------------------------------------------------------------------------------
     Total liabilities                                                     $  3,461,207
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $ 94,120,608
  Undistributed net investment income                                           217,145
  Accumulated net realized loss on investments and foreign currency
   transactions                                                             (40,261,881)
  Net unrealized gain on investments                                          2,132,932
---------------------------------------------------------------------------------------
     Total net assets                                                      $ 56,208,804
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $11,589,614/1,534,328 shares)                          $       7.55
  Class B (based on $3,277,659/458,840 shares)                             $       7.14
  Class C (based on $1,351,337/188,001 shares)                             $       7.19
  Class Y (based on $39,990,194/5,241,550 shares)                          $       7.63
MAXIMUM OFFERING PRICE:
  Class A ($7.55 [divided by] 94.25%)                                      $       8.01
=======================================================================================


The accompanying notes are an integral part of these financial statements.

24     Pioneer Research Fund | Semiannual Report | 6/30/2010

Statement of Operations (unaudited)

For the Six Months Ended 6/30/10


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $320)                       $ 552,253
  Interest                                                                       46
  Income from securities loaned, net                                            741
--------------------------------------------------------------------------------------------------------
     Total investment income                                                                $    553,040
--------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $ 206,414
  Transfer agent fees
   Class A                                                                   16,367
   Class B                                                                    9,570
   Class C                                                                    2,510
   Class Y                                                                      523
  Distribution fees
   Class A                                                                   17,356
   Class B                                                                   20,132
   Class C                                                                    7,102
  Shareholder communications expense                                         11,407
  Administrative reimbursements                                               9,514
  Custodian fees                                                              7,736
  Registration fees                                                          27,754
  Professional fees                                                          25,242
  Printing expense                                                            8,935
  Fees and expenses of nonaffiliated trustees                                 3,667
  Miscellaneous                                                               5,161
--------------------------------------------------------------------------------------------------------
     Total expenses                                                                         $    379,390
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                       (28,753)
--------------------------------------------------------------------------------------------------------
     Net expenses                                                                           $    350,637
--------------------------------------------------------------------------------------------------------
       Net investment income                                                                $    202,403
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                           $4,771,301
   Class action                                                              49,973
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          (47)        $  4,821,227
--------------------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                              $ (9,855,832)
--------------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                                 $ (5,034,605)
--------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                      $ (4,832,202)
========================================================================================================


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     25

Statements of Changes in Net Assets

For the Six Months Ended 6/30/10 and the Year Ended 12/31/09, respectively



----------------------------------------------------------------------------------------------------
                                                                     Six Months
                                                                     Ended
                                                                     6/30/10           Year Ended
                                                                     (unaudited)       12/31/09
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $   202,403       $    711,761
Net realized gain (loss) on investments, class action and foreign
  currency transactions                                                4,821,227        (19,337,916)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                               (9,855,832)        32,907,715
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      $(4,832,202)      $ 14,281,560
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.09 per share, respectively)                 $        --       $   (151,345)
   Class B ($0.00 and $0.01 per share, respectively)                          --             (3,754)
   Class C ($0.00 and $0.03 per share, respectively)                          --             (5,358)
   Class Y ($0.00 and $0.11 per share, respectively)                          --           (581,739)
----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $        --       $   (742,196)
----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $ 2,055,721       $  5,625,259
Reinvestment of distributions                                                 --            141,796
Cost of shares repurchased                                            (5,500,844)       (46,015,456)
----------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                                    $(3,445,123)      $(40,248,401)
----------------------------------------------------------------------------------------------------
   Net decrease in net assets                                        $(8,277,325)      $(26,709,037)
NET ASSETS:
Beginning of period                                                   64,486,129         91,195,166
----------------------------------------------------------------------------------------------------
End of period                                                        $56,208,804       $ 64,486,129
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $   217,145       $     14,742
----------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

26     Pioneer Research Fund | Semiannual Report | 6/30/2010

---------------------------------------------------------------------------------------------------
                                   '10 Shares      '10 Amount       '09 Shares        '09 Amount
                                  (unaudited)     (unaudited)
---------------------------------------------------------------------------------------------------
Class A
Shares sold                           138,835     $ 1,155,350          544,363       $   3,771,653
Reinvestment of distributions              --              --           16,157             130,817
Less shares repurchased              (293,454)     (2,400,107)        (443,574)         (3,015,630)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)           (154,619)    $(1,244,757)         116,946       $     886,840
===================================================================================================
Class B
Shares sold                            11,486     $    90,239           62,202       $     362,844
Reinvestment of distributions              --              --              472               3,540
Less shares repurchased              (123,642)       (971,466)        (460,180)         (2,979,192)
---------------------------------------------------------------------------------------------------
   Net decrease                      (112,156)    $  (881,227)        (397,506)      $  (2,612,808)
===================================================================================================
Class C
Shares sold                            35,086     $   273,657           45,602       $     321,631
Reinvestment of distributions              --              --              481               3,701
Less shares repurchased               (28,320)       (221,717)         (64,485)           (405,076)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)              6,766     $    51,940          (18,402)      $     (79,744)
===================================================================================================
Class Y
Shares sold                            64,915     $   536,475          159,986       $   1,169,131
Reinvestment of distributions              --              --              458               3,738
Less shares repurchased              (227,466)     (1,907,554)      (6,168,203)        (39,615,558)
---------------------------------------------------------------------------------------------------
   Net decrease                      (162,551)    $(1,371,079)      (6,007,759)      $ (38,442,689)
===================================================================================================


The accompanying notes are an integral part of these financial statements.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     27

Financial Highlights

---------------------------------------------------------------------------------------------------
                                                                       Six Months Ended   Year
                                                                       6/30/10            Ended
                                                                       (unaudited)        12/31/09
---------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                   $   8.21           $   6.43
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.02           $   0.06
 Net realized and unrealized gain (loss) on investments                   (0.68)              1.81
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  (0.66)          $   1.87
Distributions to shareowners:
 Net investment income                                                       --              (0.09)
 Net realized gain                                                           --                 --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.66)          $   1.78
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   7.55           $   8.21
===================================================================================================
Total return*                                                             (8.04)%            29.11%
Ratio of net expenses to average net assets+                               1.25%**            1.25%
Ratio of net investment income to average net assets+                      0.49%**            0.90%
Portfolio turnover rate                                                      78%**              90%
Net assets, end of period (in thousands)                               $ 11,590           $ 13,866
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              1.50%**            1.62%
 Net investment income (loss)                                              0.24%**            0.53%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                              1.25%**            1.25%
 Net investment income                                                     0.49%**            0.90%
===================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended
                                                                  12/31/08      12/31/07      12/31/06      12/31/05
---------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $  10.09      $  11.23      $   9.80      $   9.17
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.09      $   0.06      $   0.04      $   0.04
 Net realized and unrealized gain (loss) on investments              (3.65)         0.75          1.44          0.62
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (3.56)     $   0.81      $   1.48      $   0.66
Distributions to shareowners:
 Net investment income                                               (0.10)        (0.05)        (0.05)        (0.03)
 Net realized gain                                                      --         (1.90)           --           --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (3.66)     $  (1.14)     $   1.43      $   0.63
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   6.43      $  10.09      $  11.23      $   9.80
=====================================================================================================================
Total return*                                                       (35.22)%        6.98%        15.11%         7.20%
Ratio of net expenses to average net assets+                          1.26%         1.21%         1.26%         1.25%
Ratio of net investment income to average net assets+                 0.96%         0.56%         0.79%         0.44%
Portfolio turnover rate                                                 87%           82%          184%           89%
Net assets, end of period (in thousands)                          $ 10,110      $ 18,022      $ 19,168      $  7,526
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         1.36%         1.21%         1.43%         1.81%
 Net investment income (loss)                                         0.85%         0.56%         0.62%        (0.12)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         1.25%         1.20%         1.25%         1.25%
 Net investment income                                                0.96%         0.56%         0.80%         0.44%
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Research Fund | Semiannual Report | 6/30/2010

-----------------------------------------------------------------------------------------------------
                                                                       Six Months Ended   Year
                                                                       6/30/10            Ended
                                                                       (unaudited)        12/31/09
-----------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                   $   7.80           $   6.10
-----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                          $  (0.02)          $   0.00(a)
 Net realized and unrealized gain (loss) on investments                   (0.64)              1.71
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  (0.66)          $   1.71
Distributions to shareowners:
 Net investment income                                                       --             (0.01)
 Net realized gain                                                           --                --
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.66)          $   1.70
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   7.14           $   7.80
=====================================================================================================
Total return*                                                             (8.46)%            27.98%
Ratio of net expenses to average net assets+                               2.15%**            2.15%
Ratio of net investment income (loss) to average net assets+              (0.42)%**           0.03%
Portfolio turnover rate                                                      78%**              90%
Net assets, end of period (in thousands)                               $  3,278           $  4,453
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              2.62%**            2.54%
 Net investment loss                                                      (0.89)%**          (0.36)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                              2.15%**            2.15%
 Net investment income (loss)                                             (0.42)%**           0.03%
=====================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended
                                                                  12/31/08      12/31/07      12/31/06      12/31/05
---------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $   9.52      $  10.73      $   9.42      $   8.87
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.00(a)   $  (0.03)     $  (0.01)     $  (0.05)
 Net realized and unrealized gain (loss) on investments              (3.41)         0.72          1.33          0.60
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (3.41)     $   0.69      $   1.32      $   0.55
Distributions to shareowners:
 Net investment income                                               (0.01)           --         (0.01)           --
 Net realized gain                                                      --         (1.90)           --            --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (3.42)     $  (1.21)     $   1.31      $   0.55
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   6.10      $   9.52      $  10.73      $   9.42
=====================================================================================================================
Total return*                                                       (35.83)%        6.14%        14.04%         6.20%
Ratio of net expenses to average net assets+                          2.16%         2.07%         2.15%         2.15%
Ratio of net investment income (loss) to average net assets+          0.02%        (0.30)%       (0.11)%       (0.46)%
Portfolio turnover rate                                                 87%           82%          184%           89%
Net assets, end of period (in thousands)                          $  5,908      $ 13,655      $ 16,779      $  5,647
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         2.22%         2.07%         2.18%         2.69%
 Net investment loss                                                 (0.04)%       (0.30)%       (0.14)%       (1.00)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         2.15%         2.07%         2.15%         2.15%
 Net investment income (loss)                                         0.03%        (0.30)%       (0.11)%       (0.46)%
=====================================================================================================================

(a)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Research Fund | Semiannual Report | 6/30/2010    29

-----------------------------------------------------------------------------------------------------
                                                                       Six Months Ended   Year
                                                                       6/30/10            Ended
                                                                       (unaudited)        12/31/09
-----------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                   $   7.85           $   6.16
-----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                          $  (0.02)          $   0.00(a)
 Net realized and unrealized gain (loss) on investments                   (0.64)              1.72
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  (0.66)          $   1.72
Distributions to shareowners:
 Net investment income                                                       --              (0.03)
 Net realized gain                                                           --                 --
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.66)          $   1.69
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   7.19           $   7.85
=====================================================================================================
Total return*                                                             (8.41)%            27.93%
Ratio of net expenses to average net assets+                               2.15%**            2.15%
Ratio of net investment income (loss) to average net assets+              (0.40)%**           0.01%
Portfolio turnover rate                                                      78%**              90%
Net assets, end of period (in thousands)                               $  1,351           $  1,422
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              2.41%**            2.50%
 Net investment income (loss)                                             (0.66)%**          (0.34)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                              2.15%* *           2.15%
 Net investment income (loss)                                             (0.40)%**           0.01%
=====================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended
                                                                  12/31/08      12/31/07      12/31/06      12/31/05
---------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $   9.60      $  10.80      $   9.47      $   8.92
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.02      $  (0.02)     $  (0.03)     $  (0.05)
 Net realized and unrealized gain (loss) on investments              (3.45)         0.72          1.36          0.60
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (3.43)     $   0.70      $   1.33      $   0.55
Distributions to shareowners:
 Net investment income                                               (0.01)           --            --            --
 Net realized gain                                                      --         (1.90)           --            --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (3.44)     $  (1.20)     $   1.33      $   0.55
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   6.16      $   9.60      $  10.80      $   9.47
=====================================================================================================================
Total return*                                                       (35.72)%        6.20%        14.04%         6.17%
Ratio of net expenses to average net assets+                          2.05%         1.95%         2.16%         2.15%
Ratio of net investment income (loss) to average net assets+          0.14%        (0.18)%       (0.28)%       (0.46)%
Portfolio turnover rate                                                 87%           82%          184%           89%
Net assets, end of period (in thousands)                          $  1,230      $  2,945      $  2,716      $  3,005
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         2.05%         1.95%         2.23%         2.62%
 Net investment income (loss)                                         0.14%        (0.18)%       (0.35)%       (0.93)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         2.05%         1.94%         2.15%         2.15%
 Net investment income (loss)                                         0.14%        (0.17)%       (0.27)%       (0.46)%
=====================================================================================================================

(a)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30    Pioneer Research Fund | Semiannual Report | 6/30/2010

-----------------------------------------------------------------------------------------------------
                                                                       Six Months Ended   Year
                                                                       6/30/10            Ended
                                                                       (unaudited)        12/31/09
-----------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                   $   8.28           $   6.48
-----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                 $   0.03           $   0.12
 Net realized and unrealized gain (loss) on investments                   (0.68)              1.79
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                   $  (0.65)          $   1.91
Distributions to shareowners:
 Net investment income                                                       --              (0.11)
 Net realized gain                                                           --                 --
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                             $  (0.65)          $   1.80
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $   7.63           $   8.28
=====================================================================================================
Total return*                                                             (7.85)%            29.46%
Ratio of net expenses to average net assets+                               0.93%**            0.97%
Ratio of net investment income to average net assets+                      0.81%**            1.22%
Portfolio turnover rate                                                      78%**              90%
Net assets, end of period (in thousands)                               $ 39,990           $ 44,744
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                              0.93%**            0.97%
 Net investment income                                                     0.81%**            1.22%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                              0.93%**            0.97%
 Net investment income                                                     0.81%**            1.22%
=====================================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended
                                                                  12/31/08      12/31/07      12/31/06      12/31/05
---------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $  10.19      $  11.31      $   9.87      $   9.21
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                            $   0.14      $   0.10      $   0.08      $   0.03
 Net realized and unrealized gain (loss) on investments              (3.71)         0.78          1.43          0.65
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  (3.57)     $   0.88      $   1.51      $   0.68
Distributions to shareowners:
 Net investment income                                               (0.14)        (0.10)        (0.07)        (0.02)
 Net realized gain                                                      --         (1.90)           --            --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (3.71)     $  (1.12)     $   1.44      $   0.66
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   6.48      $  10.19      $  11.31      $   9.87
=====================================================================================================================
Total return*                                                       (34.96)%        7.56%        15.29%         7.35%
Ratio of net expenses to average net assets+                          0.82%         0.74%         0.94%         1.12%
Ratio of net investment income to average net assets+                 1.36%         1.03%         1.06%         0.76%
Portfolio turnover rate                                                 87%           82%          184%           89%
Net assets, end of period (in thousands)                          $ 73,947      $153,377      $140,283      $ 58,070
Ratios with no waivers of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.82%         0.74%         0.94%         1.18%
 Net investment income                                                1.36%         1.03%         1.06%         0.69%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.82%         0.74%         0.94%         1.12%
 Net investment income                                                1.36%         1.03%         1.06%         0.75%
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Research Fund | Semiannual Report | 6/30/2010    31

Notes to Financial Statements | 6/30/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets



32     Pioneer Research Fund | Semiannual Report | 6/30/2010
and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At June 30, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed-income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


                    Pioneer Research Fund | Semiannual Report | 6/30/2010     33

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of June 30, 2010. The principal of contracts open during one month of the six month period ended June 30, 2010 was 3,596.


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


34     Pioneer Research Fund | Semiannual Report | 6/30/2010

  The tax character of current year distributions will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the year ended December 31, 2009 was as follows:


-------------------------------------------
                                       2009
-------------------------------------------
Distributions paid from:
Ordinary income                    $742,196
Long-term capital gain                   --
-------------------------------------------
  Total                            $742,196
===========================================


   The following shows components of distributable earnings on a federal income tax basis at December 31, 2009:


---------------------------------------------------
                                               2009
---------------------------------------------------
Distributable earnings:
Undistributed ordinary income        $       1,373
Capital loss carryforward              (42,173,511)
Unrealized appreciation                  9,092,536
---------------------------------------------------
  Total                              $ (33,079,602)
===================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships.


E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $2,166 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2010.


F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the fiscal year, the Fund recognized gains of $49,973 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its


                    Pioneer Research Fund | Semiannual Report | 6/30/2010 35 services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


36     Pioneer Research Fund | Semiannual Report | 6/30/2010

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. For the six months ended June 30, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2012 for Class A shares, and through May 1, 2011 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,061 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2010.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2010, such out-of-pocket expenses by class of shares were as follows:


---------------------------------------------
Shareholder Communications:
---------------------------------------------
 Class A                              $ 5,872
 Class B                                4,317
 Class C                                  939
 Class Y                                  279
---------------------------------------------
   Total                              $11,407
=============================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $12,984 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2010.


                    Pioneer Research Fund | Semiannual Report | 6/30/2010     37

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $208 in distribution fees payable to PFD at June 30, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2010, CDSCs in the amount of $1,732 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For six months ended June 30, 2010, the Fund's expenses were not reduced under such arrangements.


38     Pioneer Research Fund | Semiannual Report | 6/30/2010

6. Additional Disclosures about Derivative Instruments and
     Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was as follows:


---------------------------------------------------------------------------------------------------------
Derivatives Not
Accounted for
as Hedging
Instruments Under
Accounting
Standards             Location of Gain
Codification          or (Loss) On                                                       Realized Gain
(ASC) 815             Derivatives                                                        on Derivatives
(formerly FASB        Recognized                                                         Recognized
Statement 133)        in Income                                                          in Income
---------------------------------------------------------------------------------------------------------
 Foreign Exchange     Net realized gain on forward foreign currency contracts and        $1,788
 Contracts            other assets and liabilities denominated in foreign currencies


7.Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                    Pioneer Research Fund | Semiannual Report | 6/30/2010     39

Trustees, Officers and Service Providers

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer
Margaret B.W. Graham                        Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


40     Pioneer Research Fund | Semiannual Report | 6/30/2010

                           This page for your notes.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     41

                           This page for your notes.

42     Pioneer Research Fund | Semiannual Report | 6/30/2010

                           This page for your notes.

                    Pioneer Research Fund | Semiannual Report | 6/30/2010     43

                           This page for your notes.

44     Pioneer Research Fund | Semiannual Report | 6/30/2010

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.